Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2015
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Fund	Class A	Class C	Class Z
Highland Long/Short Equity Fund	HEOAX	HEOCX	HEOZX
Highland Long/Short Healthcare Fund	HHCAX	HHCCX	HHCZX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 11, 2016 to the Prospectus for the Funds dated October 31, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Disclosure Relating to Highland Long/Short Equity Fund (for purposes of this section only, the “Fund”)

The second paragraph of the section entitled “Principal Investment Strategies” that begins on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including options, futures, forwards and swaps (including equity swaps and credit default swaps) as tools in the management of portfolio assets. The Fund may use derivatives, such as swaps, options and foreign currency transactions, to hedge various investments for risk management and for income enhancement, which is also known as speculation. The Fund may invest in derivative instruments, including for hedging and speculative purposes, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The following risk is added to the section entitled “Principal Risks” that begins on page 11 of the Prospectus:

Swaps Risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Disclosure Relating to Highland Long/Short Healthcare Fund (for purposes of this section only, the “Fund”)

The third paragraph of the section entitled “Principal Investment Strategies” that begins on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures, forwards, swaps (including equity swaps and credit default swaps), options and foreign currency transactions, as tools in the management of portfolio assets. The Fund may also use derivatives, such as swaps, options and foreign currency transactions, to hedge various investments for risk management and for income enhancement, which is also known as speculation. The Fund may invest in derivative instruments, including for hedging and speculative purposes, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The following risk is added to the section entitled “Principal Risks” that begins on page 18 of the Prospectus:

Swaps Risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Highland Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Fund	Class A	Class C	Class Z
Highland Long/Short Equity Fund	HEOAX	HEOCX	HEOZX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 11, 2016 to the Prospectus for the Funds dated October 31, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Disclosure Relating to Highland Long/Short Equity Fund (for purposes of this section only, the “Fund”)

The second paragraph of the section entitled “Principal Investment Strategies” that begins on page 10 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including options, futures, forwards and swaps (including equity swaps and credit default swaps) as tools in the management of portfolio assets. The Fund may use derivatives, such as swaps, options and foreign currency transactions, to hedge various investments for risk management and for income enhancement, which is also known as speculation. The Fund may invest in derivative instruments, including for hedging and speculative purposes, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The following risk is added to the section entitled “Principal Risks” that begins on page 11 of the Prospectus:

Swaps Risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.

Highland Long/Short Healthcare Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	hfi_SupplementTextBlock

HIGHLAND FUNDS I

Fund	Class A	Class C	Class Z
Highland Long/Short Healthcare Fund	HHCAX	HHCCX	HHCZX

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 11, 2016 to the Prospectus for the Funds dated October 31, 2015, as supplemented and amended from time to time.

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Disclosure Relating to Highland Long/Short Healthcare Fund (for purposes of this section only, the “Fund”)

The third paragraph of the section entitled “Principal Investment Strategies” that begins on page 16 of the Prospectus is deleted in its entirety and replaced with the following:

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. The Fund may use derivatives, including futures, forwards, swaps (including equity swaps and credit default swaps), options and foreign currency transactions, as tools in the management of portfolio assets. The Fund may also use derivatives, such as swaps, options and foreign currency transactions, to hedge various investments for risk management and for income enhancement, which is also known as speculation. The Fund may invest in derivative instruments, including for hedging and speculative purposes, to the extent permitted by the Investment Company Act of 1940, as amended (the “1940 Act”).

The following risk is added to the section entitled “Principal Risks” that begins on page 18 of the Prospectus:

Swaps Risk involves both the risks associated with an investment in the underlying investments or instruments (including equity investments) and counterparty risk. In a standard over-the-counter (“OTC”) swap transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount calculated based on the “notional amount” of predetermined investments or instruments, which may be adjusted for an interest factor. Swaps can involve greater risks than direct investments in securities, because swaps may be leveraged and OTC swaps are subject to counterparty risk (e.g., the risk of a counterparty’s defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). Swaps may also be considered illiquid. Certain swap transactions, including interest rate swaps and index credit default swaps, may be subject to mandatory clearing and exchange trading, although the swaps in which the Fund will invest are not currently subject to mandatory clearing and exchange trading. The use of swaps is a highly specialized activity which involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. The value of swaps, like many other derivatives, may move in unexpected ways and may result in losses for the Fund.